Stock Plans, Share-Based Payments and Warrants - Summary of Terms of Outstanding Warrants (Details) - $ / shares	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2014	Nov. 10, 2014	Feb. 14, 2014	May. 31, 2013	May. 17, 2013
Class of Warrant or Right [Line Items]
Exercise Price	$ 0.45	$ 0.33	$ 0.60	$ 0.30	$ 0.60
Total Common Shares Issuable	5,081,023	5,010,815				13,887,598
July 2009 Warrants [Member]
Class of Warrant or Right [Line Items]
Date Issued	Jul. 24, 2009
Expiry Date	Jul. 24, 2014
Exercise Price	$ 22.40
Total Common Shares Issuable	33,629	0
Shareholders' Equity [Member]
Class of Warrant or Right [Line Items]
Date Issued	Mar. 10, 2011
Expiry Date	Mar. 10, 2016
Exercise Price	$ 0.40
Total Common Shares Issuable	2,264,817	2,228,238
March 2011 Lambda Warrants [Member]
Class of Warrant or Right [Line Items]
Date Issued	Mar. 10, 2011
Expiry Date	Mar. 21, 2019
Exercise Price	$ 0.40
Total Common Shares Issuable	2,782,577	2,782,577
Class D Warrants Lambda [Member]
Class of Warrant or Right [Line Items]
Date Issued	Nov. 14, 2007
Expiry Date	Mar. 21, 2019
Exercise Price	$ 0.30
Total Common Shares Issuable	8,806,575	11,742,100